Assets Held for Sale - Major classes of assets and liabilities held for sale (Details) - USD ($) $ in Millions		Sep. 30, 2025	Dec. 31, 2024 [1]
Non-current assets
Property, plant and equipment		$ 1,468.0	$ 1,322.2
Right of use assets		693.8	699.1
Goodwill		441.3	403.2
Other intangible assets		707.7	674.0
Current assets
Inventories		40.8	30.6
Income tax receivable		3.1	2.3
Trade and other receivables		272.7	313.4
Cash and cash equivalents	[2]	647.6	578.0
Assets held for sale		105.0
Non-current liabilities
Trade and other payables		(120.3)	(50.6)
Lease liabilities		(525.4)	(470.5)
Provisions for other liabilities and charges		(97.2)	(83.8)
Deferred income tax liabilities		(97.6)	(88.6)
Current liabilities
Trade and other payables		(335.3)	(377.1)
Provisions for other liabilities and charges		(0.2)	(0.2)
Income tax payable		(63.5)	(49.9)
Lease liabilities		(99.3)	$ (82.1)
Liabilities held for sale		(35.7)
Assets and liabilities classified as held for sale
Non-current assets
Property, plant and equipment		52.0
Right of use assets		17.0
Goodwill		8.3
Other intangible assets		2.2
Current assets
Inventories		1.2
Trade and other receivables		20.4
Cash and cash equivalents		3.9
Assets held for sale		105.0
Non-current liabilities
Lease liabilities		(14.5)
Provisions for other liabilities and charges		(1.9)
Deferred income tax liabilities		(3.0)
Current liabilities
Trade and other payables		(8.9)
Income tax payable		(3.2)
Lease liabilities		(4.2)
Liabilities held for sale		$ (35.7)

[1]	September 30,
[2]	Excludes $3.9 million cash classified within assets held for sale as of September 30, 2025 (see note 20).